INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure of Detailed Information About Inventories	Inventories consist of the following:

	December 31, 2021	December 31, 2020
	$	$
Raw materials	97,094,671	26,136,700
Work in process	14,122,704	6,970,369
Finished goods	4,761,604	4,966,234
	115,978,979	38,073,303